ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE GNMA FUND
Unaudited		February 29, 2008
Portfolio of Investments ‡	$ Par/Shares	Value
(Amounts in 000s)

ASSET-BACKED SECURITIES 0.9%

Auto Backed 0.7%

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.32%, 3/20/10 (1)	7,625	7,740
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (1)	1,120	1,128

		8,868

Other Asset-Backed Securities 0.2%
Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (1)	2,060	2,154
Marriott Vacation Club Owner Trust
Series 2006-2A, Class A
5.362%, 10/20/28 (1)	1,071	1,122

		3,276

Total Asset-Backed Securities (Cost $11,893)		12,144

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 7.8%

Commercial Mortgage Backed Securities 6.7%
Bear Sterns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.711%, 9/11/38	13,100	12,948
Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A4, CMO, VR
5.225%, 7/15/44	3,050	2,952
Commercial Mortgage PTC
Series 2007-C9, Class A4, CMO, VR
5.816%, 12/10/49	9,750	9,459
Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	6,350	6,227
JPMorgan Chase Commercial Mortgage Securities
Series 2007-LD11, Class A4, CMO, VR
5.819%, 6/15/49	3,850	3,734

LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO
4.742%, 2/15/30	5,145	4,752

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	15,500	14,804

Morgan Stanley Capital I
Series 2006-T23, Class A4, CMO, VR
5.811%, 8/12/41	6,555	6,518

Morgan Stanley Capital I
Series 2007-HQ11, Class A4, CMO, VR
5.447%, 2/12/44	4,000	3,777

Morgan Stanley Capital I
Series 2007-IQ14, Class A4, CMO, VR
5.692%, 4/15/49	2,850	2,730

Morgan Stanley Capital I
Series 2007-IQ15, Class A4, CMO, VR
5.882%, 6/11/49	5,775	5,634

Morgan Stanley Capital I
Series 2007-T27, Class A4, CMO, VR
5.65%, 6/11/42	6,400	6,135

Morgan Stanley Capital I
Series 2008-T29, Class A4, CMO, VR
6.28%, 1/11/43	6,945	6,936

Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4, CMO
5.572%, 10/15/48	6,225	6,029

		92,635

Whole Loans Backed 1.1%

Wells Fargo Mortgage Backed Securities Trust
Series 2003-O, Class 5A1, CMO, ARM
4.812%, 1/25/34	2,980	2,948
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, ARM
4.541%, 3/25/35	1,943	1,922
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 3A1, CMO, VR
4.935%, 3/25/35	2,032	2,024
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, ARM
6.023%, 9/25/36	4,929	4,935
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR16, Class A1, CMO, ARM
5.665%, 10/25/36	4,082	4,129
		15,958

Total Non-U.S. Government Mortgage-Backed Securities (Cost $110,225)		108,593

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 89.4%
U.S. Government Agency Obligations (2) 4.5%
Federal Home Loan Mortgage, 6.00%, 8/1/36 - 10/1/36	7,163	7,325
Federal Home Loan Mortgage, ARM
5.064%, 3/1/36	2,213	2,252
5.129%, 1/1/36	5,353	5,502
5.38%, 2/1/37	2,275	2,314
5.979%, 12/1/36	4,838	4,969
6.001%, 11/1/36	2,401	2,461
6.037%, 10/1/36	2,432	2,531
6.123%, 10/1/36	2,606	2,687
6.218%, 8/1/36	2,847	2,948
Federal National Mortgage Assn.
5.00%, 10/1/21	4,338	4,395
6.00%, 2/1/36	6,880	7,040
Federal National Mortgage Assn., ARM
5.45%, 9/1/37	2,660	2,708
5.542%, 7/1/36	4,664	4,815
5.798%, 9/1/37	2,944	3,026
5.982%, 9/1/36	1,462	1,500
5.988%, 8/1/36	2,958	3,069
6.028%, 12/1/36	1,808	1,861
Vendee Mortgage Trust, CMO, 9.599%, 3/15/25	344	382
		61,785
U.S. Government Obligations 84.9%
Government National Mortgage Assn.
4.00%, 9/15/18	8,719	8,588
4.50%, 2/15/21 - 1/15/34	10,289	10,084
5.00%, 10/15/17 - 3/20/36	206,026	206,388
5.50%, 7/15/14 - 6/15/37	324,822	332,650
5.50%, 7/15/33 (3)	24,073	24,682
6.00%, 11/15/08 - 11/20/37	316,535	327,551
6.50%, 12/15/14 - 9/15/37	89,614	94,040
7.00%, 3/15/13 - 10/20/36	31,976	33,899
7.50%, 9/15/12 - 9/15/32	9,693	10,436
8.00%, 6/15/16 - 3/15/30	5,640	6,096
8.50%, 7/15/08 - 2/20/23	1,308	1,417
9.00%, 4/15/18 - 9/15/24	720	790
9.25%, 10/15/16 - 12/15/19	128	140
9.50%, 6/15/09 - 12/15/24	356	391
9.75%, 7/15/17 - 2/15/21	114	127
10.00%, 2/15/16 - 3/15/26	1,560	1,742
10.25%, 9/20/16	18	19
10.50%, 2/15/13 - 10/15/21	202	223
11.00%, 2/15/10 - 7/20/20	135	153
11.50%, 8/15/10 - 11/15/19	215	238
12.00%, 10/15/10 - 6/15/15	355	391
12.25%, 3/15/14 - 7/20/15	38	43
12.50%, 4/15/10 - 1/20/16	130	150
12.75%, 12/20/13 - 11/20/14	30	33
13.00%, 1/15/11 - 9/20/15	106	125
13.50%, 5/15/10 - 9/15/14	63	69
Government National Mortgage Assn., CMO
5.50%, 5/20/31 - 2/20/32	30,024	31,101
6.50%, 10/20/27 - 11/20/31	21,521	22,606
Government National Mortgage Assn., CMO, Principal Only
3/16/28 - 7/20/34	2,986	2,408
Government National Mortgage Assn., TBA
5.00%, 1/1/36	14,550	14,564
6.50%, 1/1/34	46,675	48,702
		1,179,846

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $1,217,671)		1,241,631
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 0.1%
U.S. Treasury Obligations 0.1%
U.S. Treasury Notes, 3.00%, 2/15/09	1,625	1,645
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $1,606)		1,645
SHORT-TERM INVESTMENTS 5.9%
Money Market Funds 5.9%
T. Rowe Price Reserve Investment Fund, 3.80% (4)(5)	81,529	81,529
Total Short-Term Investments (Cost $81,529)		81,529
Total Investments in Securities
104.1% of Net Assets (Cost $1,422,924)		$1,445,542

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$12,144 and represents 0.9% of net assets.
(2)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(3)	All or a portion of this security is pledged to cover margin requirements on futures contracts at February 29, 2008.
(4)	Seven-day yield
(5)	Affiliated Companies
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
PTC	Pass-Through Certificate
TBA	To Be Announced purchase commitment; TBAs totaled $63,266 (4.6% of net assets) at period-end - see Note 2.
VR	Variable Rate; rate shown is effective rate at period-end.

Open Futures Contracts at February 29, 2008 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 48 U.S. Treasury ten year contracts,
$595 par of 5.50% Government National
Mortgage Assn. pledged as initial margin	6/08	$(5,630)	$(125)
Net payments (receipts) of variation
margin to date			52
Variation margin receivable (payable)
on open futures contracts			$(73)

(5) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07
T. Rowe Price Reserve
Investment Fund
3.80%	¤	¤	$2,677	$81,529	$123,776
Totals			$2,677	$81,529	$123,776

¤	Purchase and sale information not shown for cash management funds.

Other information for the fiscal period ended February 29, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$81,529
Dividend income	2,677
Interest income	-
Investment income	$2,677
Realized gain (loss) on securities	$-
Capital gain distributions from
mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price GNMA Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price GNMA Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income consistent with high overall credit quality and moderate price fluctuation by investing at least 80% of its total assets in GNMA securities backed by the full faith and credit of the U.S. government.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or “roll” settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales.

NOTE 3 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $1,422,924,000. Net unrealized gain aggregated $22,493,000 at period-end, of which $26,147,000 related to appreciated investments and $3,654,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price GNMA Fund

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	April 23, 2008